Other reserves - Narrative (Details) - GBP (£) £ in Millions, shares in Millions	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Disclosure of reserves within equity [line items]
Share buyback	£ (1,710)		£ (2,011)		£ (1,993)
Shares cancelled under share buyback programme (see below)	1,710		2,011		1,993
Capital redemption reserve
Disclosure of reserves within equity [line items]
Share buyback	£ 220		£ 369		£ 438
Retained profits £m
Disclosure of reserves within equity [line items]
Number of treasury shares cancelled (in shares)	2,204		3,686		4,386
Share buyback	£ (1,710)	[1]	£ (2,011)	[2]	£ (1,993)	[3]

[1]	Retained profits are stated after deducting £17 million representing 87 million treasury shares held.
[2]	Retained profits are stated after deducting £47 million representing 126 million treasury shares held.
[3]	Retained profits are stated after deducting £10 million representing 61 million treasury shares held.